Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2019	2018
	U.S. Dollars (in thousands)
Components	13,822	13,062
Work in process	6,019	7,654
Finished products *	6,753	11,449

	26,594	32,165

*          includes systems at customer locations not yet sold, as of December 31, 2019 and 2018, in the amount of $3,498 and $7,546 respectively.

Balance Sheet Presentation of Inventories
	December 31,
	2019	2018
	U.S. Dollars (in thousands)
Current assets	23,803	30,109
Long-term assets (A)	2,791	2,056

	26,594	32,165